Annual Total Returns	Sep. 30, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2013	27.62%
2014	(4.68%)
2015	1.79%
2016	0.66%
2017	37.91%
2018	(14.80%)
2019	25.79%
2020	13.73%
2021	13.60%
2022	(26.86%)